Equity Incentive Plans - Summary of Restricted Stock Awards Activity (Details) - Restricted Common Stock Award [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested restricted common stock outstanding, Number of Shares Beginning balance	256,811	1,084,125
Unvested restricted common stock outstanding, Vested	(256,598)	(788,227)
Unvested restricted common stock outstanding, Forfeited	(213)	(39,087)
Unvested restricted common stock outstanding, Number of Shares Ending balance	0	256,811
Unvested restricted common stock outstanding, Weighted average grant-date fair value Beginning balance	$ 1.22	$ 1.07
Unvested restricted common stock outstanding, Weighted average grant-date fair value, Vested	1.22	1.06
Unvested restricted common stock outstanding, Weighted average grant-date fair value, Forfeited	1.35	0.23
Unvested restricted common stock outstanding, Weighted average grant-date fair value Ending balance	$ 0	$ 1.22